Ranger Funds Investment Trust

November 7, 2012

U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:

Ranger Funds Investment Trust (the “Registrant”);

File Nos. 333-175328 and 811-22576

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Ranger Small Cap Fund, the Ranger Mid Cap Fund, the Ranger International Fund and the Ranger Quest for Income and Growth Fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 4, which was filed with the Commission on November 1, 2012 and (ii) that Post-Effective Amendment No. 4 has been filed electronically with the Commission.

Questions related to this filing should be directed to the Trust’s counsel, JoAnn Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

 /s/K. Scott Canon

K. Scott Canon

President